UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-21488

Cohen & Steers Global Infrastructure Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

		Shares/Units	Value
COMMON STOCK	99.7%
AUSTRALIA	2.5%
ELECTRIC—REGULATED ELECTRIC	1.5%
Spark Infrastructure Group		2,742,022	$4,439,837

TOLL ROADS	1.0%
Transurban Group		358,336	2,906,240

TOTAL AUSTRALIA			7,346,077

BRAZIL	2.5%
RAILWAYS
Rumo SA(a)		2,005,566	7,439,150

CANADA	10.4%
ELECTRIC—REGULATED ELECTRIC	2.2%
Fortis, Inc.		198,056	6,421,697

PIPELINES—C-CORP	6.4%
Enbridge, Inc.		326,305	10,529,472
Keyera Corp.		92,961	2,490,907
Pembina Pipeline Corp.		164,491	5,589,370

			18,609,749

RAILWAYS	1.8%
Canadian Pacific Railway Ltd.		24,930	5,273,584

TOTAL CANADA			30,305,030

CHINA	1.6%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)		3,612,000	4,632,455

FRANCE	4.0%
RAILWAYS	0.9%
Getlink		206,603	2,638,642

TOLL ROADS	3.1%
Eiffage SA		44,487	4,966,823
Vinci SA		42,401	4,037,820

			9,004,643

TOTAL FRANCE			11,643,285

HONG KONG	2.9%
PIPELINES—C-CORP	1.2%
Beijing Enterprises Holdings Ltd.		621,500	3,485,262

WATER	1.7%
Guangdong Investment Ltd.		2,785,128	4,945,267

TOTAL HONG KONG			8,430,529

		Shares/Units	Value
INDIA	1.0%
MARINE PORTS
Adani Ports & Special Economic Zone Ltd.		621,602	$2,820,747

ITALY	2.2%
COMMUNICATIONS—TOWERS	1.0%
Infrastrutture Wireless Italiane S.p.A., 144A(b)		380,020	2,817,205

ELECTRIC—REGULATED ELECTRIC	1.2%
Terna Rete Elettrica Nazionale S.p.A.		662,226	3,537,607

TOTAL ITALY			6,354,812

JAPAN	6.4%
ELECTRIC—INTEGRATED ELECTRIC	2.3%
Shikoku Electric Power Co., Inc.		501,100	6,540,497

GAS DISTRIBUTION	2.1%
Tokyo Gas Co., Ltd.		247,000	6,070,652

RAILWAYS	2.0%
West Japan Railway Co.		85,200	5,939,705

TOTAL JAPAN			18,550,854

MEXICO	2.6%
AIRPORTS	1.9%
Grupo Aeroportuario del Pacifico SAB de CV		497,715	5,445,237

TOLL ROADS	0.7%
OHL Mexico SAB de CV		1,368,798	2,053,124

TOTAL MEXICO			7,498,361

NEW ZEALAND	2.7%
AIRPORTS
Auckland International Airport Ltd.		1,634,210	7,907,623

SPAIN	2.8%
AIRPORTS
Aena SME SA, 144A(b)		47,950	8,323,019

THAILAND	2.9%
AIRPORTS
Airports of Thailand PCL		4,167,800	8,441,277

UNITED KINGDOM	1.5%
WATER
United Utilities Group PLC		479,025	4,395,504

		Shares/Units	Value
UNITED STATES	53.7%
COMMUNICATIONS—TOWERS	9.7%
American Tower Corp.		83,891	$12,189,362
Crown Castle International Corp.		88,228	9,822,423
SBA Communications Corp.(a)		38,793	6,231,320

			28,243,105

ELECTRIC	21.9%
INTEGRATED ELECTRIC	10.9%
Evergy		128,138	7,037,339
FirstEnergy Corp.		230,821	8,579,616
NextEra Energy, Inc.		96,680	16,203,568

			31,820,523

REGULATED ELECTRIC	11.0%
Alliant Energy Corp.		207,210	8,820,930
Edison International		73,943	5,004,462
PG&E Corp.		76,025	3,497,910
WEC Energy Group, Inc.		124,186	8,290,658
Xcel Energy, Inc.		135,300	6,387,513

			32,001,473

TOTAL ELECTRIC			63,821,996

GAS DISTRIBUTION	3.8%
Atmos Energy Corp.		80,639	7,572,808
Southwest Gas Holdings, Inc.		45,119	3,565,755

			11,138,563

PIPELINES	9.1%
PIPELINES—C-CORP	7.7%
Antero Midstream GP LP		173,841	2,941,390
Cheniere Energy, Inc.(a)		94,393	6,559,369
Kinder Morgan, Inc.		422,994	7,499,684
Targa Resources Corp.		95,844	5,396,976

			22,397,419

PIPELINES—MLP	1.4%
MPLX LP		115,589	4,008,626

TOTAL PIPELINES			26,406,045

		Shares/Units	Value
RAILWAYS	6.1%
Norfolk Southern Corp.		46,706	$8,430,433
Union Pacific Corp.		57,949	9,435,836

			17,866,269

WATER	3.1%
American Water Works Co., Inc.		101,491	8,928,163

TOTAL UNITED STATES			156,404,141

TOTAL COMMON STOCK (Identified cost—$252,502,414)			290,492,864

SHORT-TERM INVESTMENTS	2.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(c)		6,064,443	6,064,443

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,064,443)			6,064,443

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$258,566,857)	101.8%		296,557,307
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.8)		(5,153,953)

NET ASSETS	100.0%		$291,403,354

Glossary of Portfolio Abbreviations

HKD	Hong Kong Dollar
MLP	Master Limited Partnership

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $11,140,224 or 3.8% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Electric	29.1
Pipelines	16.7
Railways	13.3
Communications	10.7
Airports	10.3
Toll Roads	6.4
Water	6.3
Gas Distribution	5.9
Marine Ports	1.0
Other	0.3

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Thailand	$8,441,277	$—	$8,441,277	$—

Other Countries	282,051,587	282,051,587	—	—

Short-Term Investments	6,064,443	—	6,064,443	—

Total Investments in Securities(a)	$296,557,307	$282,051,587	$14,505,720	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: November 21, 2018